Net Assets	1 Months Ended
Jun. 30, 2023
Net Assets
Net Assets

Note 3. Net Assets

As of June 30, 2023, the Fund was beneficially owned 98% by GCP HS Fund and 2% by GCP CLO Sub.

Profits and losses are allocated to the Beneficial Owners in proportion to their respective beneficial ownership percentage.